CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred revenue-current	$ 105,027	$ 79,095
Accrued expenses and other current liabilities	25,157	21,733
Income taxes payable	4,329	4,047
Dividends payable	22,665
Deferred income-current	347	371
Deferred revenue-noncurrent	28,765	22,309
Deferred income-noncurrent	607	929
Deferred tax liabilities-noncurrent	141
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	469,647,160	469,647,160
Ordinary shares, shares issued	140,027,952	139,679,890
Ordinary shares, shares outstanding	130,377,436	133,505,836
Consolidated VIE
Deferred revenue-current	105,027	79,095
Accrued expenses and other current liabilities	23,051	19,145
Income taxes payable	4,329	4,047
Dividends payable
Deferred income-current
Deferred revenue-noncurrent	28,765	22,309
Deferred income-noncurrent
Deferred tax liabilities-noncurrent	$ 141